Offerings - Offering: 1	Feb. 25, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share, reserved for issuance pursuant to the QuantumScape Corporation 2020 Equity Incentive Plan
Amount Registered | shares	27,000,000
Proposed Maximum Offering Price per Unit	6.78
Maximum Aggregate Offering Price	$ 183,060,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 25,280.59
Offering Note

(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall cover any additional shares of the Registrant’s Class A common stock that become issuable under the 2020 Equity Incentive Plan (the “2020 Plan”) by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without receipt of consideration that increases the number of the Registrant’s outstanding shares of Class A common stock.

(2) Represents an annual increase on January 1, 2026 equal to 27,000,000 shares of the Registrant’s Class A common stock, which annual increase is provided for in the 2020 Plan.

(3) Estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the Registrant’s registration fee on the basis of $6.78 per share, which is the average of the high and low prices of Class A common stock, as reported on The Nasdaq Stock Market LLC, on February 23, 2026.